Supplement to the
Fidelity® Intermediate Treasury Bond Index Fund (formerly Spartan® Intermediate Treasury Bond Index Fund), Fidelity® Long-Term Treasury Bond Index Fund (formerly Spartan® Long-Term Treasury Bond Index Fund), and Fidelity® Short-Term Treasury Bond Index Fund (formerly Spartan® Short-Term Treasury Bond Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
April 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Intermediate Treasury Bond Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.03%	0.03%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.13%	0.03%
Total annual operating expenses	0.16%	0.06%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$16	$6
3 years	$52	$19
5 years	$90	$34
10 years	$205	$77

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Long-Term Treasury Bond Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.03%	0.03%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.13%	0.03%
Total annual operating expenses	0.16%	0.06%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$16	$6
3 years	$52	$19
5 years	$90	$34
10 years	$205	$77

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Short-Term Treasury Bond Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.03%	0.03%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.13%	0.03%
Total annual operating expenses	0.16%	0.06%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$16	$6
3 years	$52	$19
5 years	$90	$34
10 years	$205	$77

Effective on August 1, 2017, the following information replaces similar information found in the "Fund Management" section under the heading "Advisory Fee(s)."

On August 1, 2017, the Adviser reduced the management fee rate for each fund from 0.05% to 0.03%. Each fund's annual management fee rate is 0.03% of their average net assets.

LBX-17-01 1.855565.113	July 31, 2017